Summary of Pre-tax Impact of Derivative Instruments on Condensed Consolidated Statements of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	$ (2,956)	$ (1,526)
Realized (loss) gain on derivative instruments, net | Non-designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	(2,956)	(1,526)
Unrealized gain (loss) on derivative instruments, net | Non-designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	3,192	(14,937)
Other comprehensive income (loss) | Designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	4,442	(8,858)
Interest expense | Designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	$ (1,194)	$ 62